UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan 1055 Maitland Center Commons __ Maitland, FL	32751
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 06/30/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI – ANNUAL REPORT

JUNE 30, 2007 (UNAUDITED)

TIMOTHY PLAN FAMILY OF FUNDS:

Small-Cap Variable Series

LETTER FROM THE PRESIDENT

June 30, 2007

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

I think someone has been messing with the calendar. Although this letter introduces our Semi-Annual Report, it seems like only a few weeks have passed since I was writing the one for our Annual Report. I am pleased to report, however, that things are going well for your Timothy Plan Small Cap Variable Fund. As you can see from the report, your fund has produced positive returns thus far in 2007. Granted, the market has been somewhat volatile at times, nevertheless the end result – thus far at least – has been rather pleasant.

Although our investment strategy and commitment has not changed over the years, I thought it might be prudent to provide a little refresher for you, our shareholders. Here are the three things we ask of our sub-advisor – in priority order:

1.	Do not violate our moral screens. We do the research and provide each of our sub-advisors with our list of prohibited companies.

2.	Preservation of principal is job #1. In the investment world it is impossible to guarantee results or against potential loss of value but we do require our sub-advisors to manage Timothy Plan money as conservatively as possible.

3.	Finally, after honoring the first two points, we ask our sub-advisors to do their best to out-perform their appropriate index over a full market cycle – which we estimate to be approximately five years.

We believe this to be the Biblical model as opposed to the over-emphasis on performance employed by a large segment of the investment industry. Performance is certainly important but I have seen too much evidence of disappointment and disillusionment experienced by investors when the sole emphasis is on performance. Bottom line: we take our stewardship responsibility over your assets very seriously. Thank you once again for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,
President

Timothy Plan Letter from the President [1]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Timothy Plan Officers and Trustees [2]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1947	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Bill Johnson 903 S. Stewart Street Fremont, MI	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1949	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

Timothy Plan Officers and Trustees [3]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

John C. Mulder 2925 Professional Place Colorado Springs, CO	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1950	President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1934	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Wesley W. Pennington 442 Raymond Avenue Longwood, FL	Trustee	Indefinite; Trustee since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1930	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

Timothy Plan Officers and Trustees [4]

OFFICERS AND TRUSTEES OF THE TRUST

As of December 31, 2007

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Scott Preissler, Ph.D. 608 Pintail Place Flower Mound, TX	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1960	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Alan M. Ross 11210 West Road Roswell, GA	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1951	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO	Trustee	Indefinite; Trustee from 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Born: 1951	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

Timothy Plan Officers and Trustees [5]

SMALL CAP VARIABLE

FUND PROFILE

June 30, 2007

FUND PROFILE (unaudited):

Top Ten Holdings

(% of Net Assets)

Timothy Money Market Fund	3.36%
Oceaneering International, Inc.	3.27%
EDO Corp.	3.10%
Macrovision Corp.	2.93%
Lennox International, Inc.	2.57%
Kaydon Corp.	2.48%
John Wiley & Sons, Inc.	2.43%
CommScope, Inc.	2.22%
Charles River Laboratories International, Inc.	2.16%
Grey Wolf, Inc.	2.12%
26.64%

Industries

(% of Net Assets)

Services	24.27%
Technology	22.79%
Financial	17.26%
Industrial Goods	9.57%
Basic Materials	9.37%
Consumer Goods	6.88%
Healthcare	6.71%
Utilities	0.49%
Short-Term Investments	3.36%
Liabilities in Excess of Other Assets	(0.70)%
100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on you account during this period.

Timothy Plan Top Ten Holdings / Industries [6]

SMALL CAP VARIABLE

FUND PROFILE

June 30, 2007

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses my not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 Through June 30, 2007
Actual	$1,000.00	$1,078.50	$6.18
Hypothetical (5% return before expenses)	1,000.00	1,018.84	6.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the partial year period.) The Fund’s ending account value in the first line in the table is based on its actual total return of 7.85% for the six-month period of January 1, 2007 to June 30, 2007.

Timothy Plan Top Ten Holdings / Industries [7]

SMALL CAP VARIABLE

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS - 88.67%

number of shares		market value
	AEROSPACE/DEFENSE - 3.94%
4,205	EDO Corp.	$138,218
810	Teledyne Technologies, Inc. *	37,220

		175,438

	APPLICATION SOFTWARE - 1.09%
2,250	Parametric Technology Corp. *	48,623

	AUTOMOTIVE RETAIL - 0.95%
1,665	Lithia Motors, Inc. - Class A	42,191

	BUILDING & CONSTRUCTION - MISCELLANEOUS - 0.57%
845	Dycom Industries, Inc. *	25,333

	BUILDING PRODUCTS - AIR & HEATING - 2.57%
3,345	Lennox International, Inc.	114,499

	BUSINESS SERVICES - 2.93%
4,340	Macrovision Corp. *	130,460

	COMMERCIAL BANKS - CENTRAL US - 0.82%
1,630	Texas Capital Bancshares, Inc. *	36,431

	COMMERCIAL BANKS - EASTERN US - 1.29%
1,690	Signature Bank *	57,629

	COMMERCIAL BANKS - SOUTHERN US - 1.68%
2,277	Cadence Financial Corporation	44,356

2,704	Sterling Bancshares, Inc.	30,582

		74,938

	COMMERCIAL SERVICES - FINANCE - 2.99%
3,159	Interactive Data Corp.	84,598
2,020	Net 1 UEPS Technologies, Inc. *	48,783

		133,381

	COMPUTER AIDED DESIGN - 1.34%
4,274	Aspen Technology, Inc. *	59,836

	COMPUTERS - MEMORY DEVICES - 1.06%
3,420	Smart Modular Technologies (WWH), Inc. *	47,059

	COMPUTERS - PERIPHERAL EQUIPMENT - 0.90%
1,420	Electronics for Imaging, Inc. *	40,072

	CONSULTING SERVICES - 2.24%
4,306	LECG Corporation *	65,064
1,880	Navigant Consulting, Inc. *	34,893

		99,957

	CONSUMER PRODUCTS - MISCELLANEOUS - 0.54%
558	Jarden Corporation *	24,000

	DATA PROCESSING/MANAGEMENT - 1.20%
5,222	infoUSA, Inc.	53,369

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [8]

SMALL CAP VARIABLE

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS - 88.67% - continued

number of shares		market value
	DECISION SUPPORT SOFTWARE - 1.17%
1,181	SPSS, Inc. *	$52,129

	DIVERSIFIED MANUFACTURING OPERATIONS - 0.29%
991	Blount International, Inc. *	12,962

	E-COMMERCE/PRODUCTS - 1.84%
8,680	1-800-FLOWERS.COM, Inc. - Class A *	81,852

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.17%
2,175	Microsemi Corporation *	52,091

	ELECTRONICS COMPONENTS - MISCELLANEOUS - 1.01%
1,980	Benchmark Electronics, Inc. *	44,788

	ELECTRONICS - 1.71%
3,500	DTS, Inc. *	76,195

	ENGINEERING / R&D SERVICES - 1.68%
1,540	URS Corp. *	74,767

	FINANCE - CREDIT CARD - 0.65%
1,015	Advanta Corp. - Class A	28,836

	FINANCIAL GUARANTY INSURANCE - 0.64%
970	Assured Guaranty, Ltd.	28,673

	GAS - DISTRIBUTION - 0.50%
545	AGL Resources, Inc.	22,062

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 0.50%
1,290	Altra Holdings, Inc. *	22,291

	GOLD & SILVER ORES - 0.91%
5,319	IAMGOLD Corp.	40,744

	HOUSEHOLD PRODUCTS - 1.08%
2,700	Central Garden & Pet Co. - Class A *	31,671
1,350	Central Garden & Pet Co. *	16,551

		48,222

	INDUSTRIAL AUDIO & VIDEO PRODUCTION - 1.27%
4,488	Sonic Solutions *	56,594

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.59%
2,790	Intermec, Inc. *	70,615

	LIFE INSURANCE - 2.76%
5,148	American Equity Investment Life Holding Company	62,188
1,880	IPC Holdings, Ltd.	60,705

		122,893

	MACHINERY - PUMPS - 0.60%
370	Flowserve Corp.	26,492

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [9]

SMALL CAP VARIABLE

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS - 88.67% - continued

number of shares		market value
	MEDICAL - BIOMEDICAL/GENETICS - 2.81%
385	Bio-Rad Laboratories, Inc. - Class A *	$29,094
1,860	Charles River Laboratories International, Inc. *	96,013

		125,107

	MEDICAL - DRUGS - 1.85%
3,025	K-V Pharmaceutical Co. - Class A *	82,401

	MEDICAL - MEDICAL - OUTPATIENT/HOME MEDICAL - 1.25%
2,310	AmSurg Corp. *	55,763

	METAL PROCESSORS & FABRICATION - 2.48%
2,120	Kaydon Corp.	110,494

	MULTILEVEL DIRECT SELLING - 0.49%
1,316	Nu Skin Enterprises, Inc. - Class A	21,714

	NETWORKING PRODUCTS - 0.68%
900	Polycom, Inc. *	30,240

	OIL & GAS DRILLING - 2.12%
11,450	Grey Wolf, Inc. *	94,348

	OIL & GAS FIELD SERVICES - 3.27%
2,765	Oceaneering International, Inc. *	145,550

	OIL COMPANY - EXPLORATION & PRODUCTION - 3.07%
2,895	Comstock Resources, Inc. *	86,763
1,170	Swift Energy Co. *	50,029

		136,792

	PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.77%
2,230	Avid Technology, Inc. *	78,831

	PUBLISHING - BOOKS - 2.43%
2,244	John Wiley & Sons, Inc. - Class A	108,363

	RETAIL - APPAREL/SHOE - 0.77%
1,635	Stage Stores, Inc.	34,270

	RETAIL - OFFICE SUPPLIES - 1.41%
1,770	School Specialty, Inc. *	62,729

	RETAIL - RADIO, TV & CONSUMER ELECTRONICS - 1.03%
770	Guitar Center, Inc. *	46,054

	RETAIL - RESTAURANTS - 1.26%
625	Brinker International, Inc.	18,294
890	CBRL Group, Inc.	37,807

		56,101

	SERVICES - BUSINESS SERVICES - 1.50%
7,754	SonicWALL, Inc. *	66,607

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [10]

SMALL CAP VARIABLE

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

COMMON STOCKS - 88.67% - continued

number of shares		market value
	SERVICES - HELP SUPPLY SERVICES - 2.95%
3,780	Cross Country Healthcare, Inc. *	$63,050
6,365	On Assignment, Inc. *	68,233

		131,283

	SERVICES - SOCIAL SERVICES - 1.46%
2,440	Providence Service Corp. *	65,197

	SURETY INSURANCE - 0.73%
2,075	RAM Holdings, Ltd. *	32,681

	SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.45%
5,399	Merit Medical Systems, Inc. *	64,572

	TECHNOLOGY DISTRIBUTORS - 1.60%
3,160	Insight Enterprises, Inc. *	71,321

	TELECOMMUNICATIONS EQUIPMENT - 2.22%
1,695	CommScope, Inc. *	98,903

	TELECOMMUNICATIONS SERVICES - 0.50%
1,696	Premiere Global Services, Inc. *	22,082

	TRANSACTIONAL SOFTWARE - 0.51%
1,841	Bottomline Technologies, Inc. *	22,736

	TRANSPORT - RAIL - 0.78%
1,165	Genesee & Wyoming, Inc. - Class A *	34,764

	WIRE & CABLE PRODUCTS - 1.49%
1,200	Belden, Inc.	66,420

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.31%
4,535	Syniverse Holdings, Inc. *	58,320

	Total Common Stocks (cost $3,208,497)	3,949,065

CLOSED-END MANAGEMENT INVESTMENT COMPANIES - 2.22%

number of shares		market value
3,650	Apollo Investment Corp.	$78,548

1,280	MCG Capital Corp.	20,506

	Total Closed-End Management Investment Companies (cost $100,881)	99,054

REAL ESTATE INVESTMENT TRUSTS - DIVERSIFIED - 4.14%

number of shares		market value
3,175	Annaly Capital Management, Inc.	$45,784
3,695	Deerfield Triarc Capital Corp.	54,058
2,169	Kite Realty Group Trust	41,254
5,975	MFA Mortgage Investments, Inc.	43,498

	Total Real Estate Investment Trusts - Diversified (cost $180,403)	184,594

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [11]

SMALL CAP VARIABLE

SCHEDULE OF INVESTMENTS

As of June 30, 2007 - (Unaudited)

INVESTMENT COMPANIES - 2.31%

number of shares		market value
3,395	Compass Diversified Trust	$60,533
3,014	PennantPark Investment Corp.	42,316

	Total Investment Companies (cost $100,906)	102,849

SHORT TERM INVESTMENTS - 3.36%

number of shares		market value
149,467	Timothy Plan Money Market Fund, 4.40%(A)(B)	$149,467

	Total Short Term Investments (cost $149,467)	149,467

	Total Investments (identified cost $3,740,154) - 100.70%	$4,485,029

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.70)%	(31,229)

	Net Assets - 100.00%	$4,453,800

*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at June 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [12]

SMALL CAP VARIABLE

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2007 - (Unaudited)

ASSETS
amount
Investments in Unaffiliated Securities at Value (identified cost $3,590,687) [NOTE 1]	$4,335,562
Investments in Affiliated Securities at Value (identified cost $149,467) [NOTE 1]	149,467
Receivables:
For Fund Shares Sold	28
Interest	99
Dividends	3,643
Prepaid Expenses	42

Total Assets	$4,488,841

LIABILITIES
amount
Payable for Investments Purchased	$27,697
Payable for Fund Shares Redeemed	168
Payable to Adviser	2,322
Payable to Affiliates	1,506
Accrued Expenses	3,348

Total Liabilities	$35,041

NET ASSETS
amount
Net Assets	$4,453,800

SOURCES OF NET ASSETS
amount
At June 30, 2007, Net Assets Consisted of:
Paid-in Capital	$3,223,516
Accumulated Undistributed Net Investment (Loss)	(1,004)
Accumulated Net Realized Gain on Investments	486,413
Net Unrealized Appreciation in Value of Investments	744,875

Net Assets	$4,453,800

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	274,554

Net Asset Value, Offering and Redemption Price Per Share ($4,453,800 / 274,554 Shares)	$16.22

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [13]

SMALL CAP VARIABLE

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 - (Unaudited)

INVESTMENT INCOME
amount
Interest from affiliated funds	$3,153
Dividends	22,537

Total Investment Income	25,690

EXPENSES
amount
Investment Advisory Fees [Note 3]	22,245
Fund Accounting, Transfer Agency, & Administration Fees	4,004
Custodian Fees	1,417
Audit Fees	494
Participation Fees	4,449
Printing Fees	309
Legal Expense	289
Insurance Expense	187
Miscellaneous Expense	1,810

Total Expenses	35,204
Expenses Waived by Advisor [Note 3]	(8,510)

Total Net Expenses	26,694

Net Investment (Loss)	(1,004)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
amount
Net Realized Gain on Investments	458,015
Change in Unrealized Appreciation (Depreciation) of Investments	(119,596)

Net Realized and Unrealized Gain on Investments	338,419

Increase in Net Assets Resulting from Operations	$337,415

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [14]

SMALL CAP VARIABLE

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/07 (Unaudited)	year ended 12/31/06
Operations:
Net Investment (Loss)	$(1,004)	$(500)
Net Realized Gain on Investments	458,015	810,259
Change in Unrealized Appreciation (Depreciation) of Investments	(119,596)	(9,865)

Net Increase in Net Assets (resulting from operations)	337,415	799,894

Distributions to Shareholders:
Net Realized Gains	—	(830,364)

Total Distributions to Shareholders	—	(830,364)

Capital Share Transactions:
Proceeds from Shares Sold	46,855	151,102
Dividends Reinvested	—	830,364
Cost of Shares Redeemed	(442,439)	(1,324,321)

Decrease in Net Assets (resulting from capital share transactions)	(395,584)	(342,855)

Total Decrease in Net Assets	(58,169)	(373,325)

Net Assets:
Beginning of Period	4,511,969	4,885,294

End of Period	$4,453,800	$4,511,969

Accumulated Undistributed Net Investment Income (Loss):	$(1,004)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	3,050	9,173
Shares Reinvested	—	55,543
Shares Redeemed	(28,519)	(81,135)

Net Decrease in Number of Shares Outstanding	(25,469)	(16,419)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [15]

SMALL CAP VARIABLE

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

six months ended 06/30/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02
(Unaudited)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.04	$15.44	$16.83	$15.10	$10.70	$13.05

Income from Investment Operations:
Net Investment Income (Loss)	(0.00	) (A)	(0.01)	0.01	(B)	(0.01	) (B)	(0.03	) (B)	(0.01	) (B)
Net Realized and Unrealized Gain (Loss) on Investments	1.18	2.90	(0.12)	1.74	4.43	(2.26)

Total from Investment Operations	1.18	2.89	(0.11)	1.73	4.40	(2.27)

Less Distributions:
Distributions from Realized Gains	—	(3.29)	(1.28)	—	—	—
Return of Capital	—	—	—	—	—	(0.08)

Total Distributions	—	(3.29)	(1.28)	—	—	(0.08)

Net Asset Value at End of Period	$16.22	$15.04	$15.44	$16.83	$15.10	$10.70

Total Return (C)	7.85	% (D)	18.86%	(0.66)%	11.46%	41.12%	(17.38)%
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,454	$4,512	$4,885	$5,563	$5,300	$4,839
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	1.58	% (E)	1.64%	1.69%	1.63%	1.56%	1.82%
After Reimbursement and Waiver of Expenses by Advisor	1.20	% (E)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver of Expenses by Advisor	(0.43	)% (E)	(0.45)%	(0.43)%	(0.52)%	(0.55)%	(0.73)%
After Reimbursement and Waiver of Expenses by Advisor	(0.05	)% (E)	(0.01)%	0.06%	(0.09)%	(0.19)%	(0.11)%
Portfolio Turnover	32.36%	48.18%	59.82%	63.35%	51.95%	69.14%

(A)	Net Investment Income (Loss) amounted to less than 0.005 per share.

(B)	Net Investment Income (Loss) was calculated using average shares method.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been lower if certain expenses had not been reimbursed or waived.

(D)	Not Annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small Cap Variable Fund [16]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Small-Cap Variable Series (the “Fund”) was organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and American Depositary Receipts (ADRs) while abiding by ethical standards established for investments by the Fund. The Fund is one of one series of funds currently authorized by the Board of Trustees (the “Board”). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation.

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value as determined in good faith by the Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). Unlisted securities, or listed securities in which there were no sales, are valued at the closing bid. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board no less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund generally invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close. The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would hold securities that would need to be fair value priced.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Timothy Plan Notes to Financial Statements [17]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

B.	Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

C.	Net Asset Value Per Share.

Net asset per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.	Federal Income Taxes.

It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund has evaluated its current tax positions and does not believe the adoption of FIN 48 has an impact on the financial statements.

E.	Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Expenses.

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

G.	Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Note	2 – Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggregated $1,406,968 and $1,841,238 respectively, for the six months ended June 30, 2007.

Note	3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment adviser for the Fund pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 27, 2007. Under the terms

Timothy Plan Notes to Financial Statements [18]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. Under a separate investment sub-advisory agreement with TPL, Awad Asset Management serves as Sub-Adviser to the Fund. Under the terms of the sub-advisory agreement, TPL pays the Sub-Adviser. TPL has contractually agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.20% of average daily net assets through the life of the Fund. As a result, TPL has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $8,510 for the six months ended June 30, 2007. Any waiver or reimbursement by TPL is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitation. An officer and trustee of the Fund is also an officer of the Adviser.

TPL earned advisory fees of $22,245 for the six months ended June 30, 2007. The Fund owed $2,322 in advisory fees to TPL at June 30, 2007.

At December 31, 2006, the cumulative amounts available for reimbursement that have been paid and/or waived by the Adviser on behalf of the Fund are as follows:

Small-Cap Variable Series	$67,664

At December 31, 2006, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

	December 31,
	2007	2008	2009
Small-Cap Variable Series	$23,105	$24,326	$20,233

TPL has permanently waived the reimbursement of $17,225 in expenses due to the expiration of the repayment period. For the six months ended June 30, 2007, $8,510 may be subject to potential repayment by the Fund to TPL through December 31, 2010.

Note	4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2007, Annuity Investors Life Insurance Co. (“AILIC”) held for the benefit of others in aggregate, 100% of Small Cap Variable Series. The Trust and TPL have entered into a Participation Agreement with AILIC. Under the Participation Agreement, AILIC maintains the records related to the Fund’s shares in the insurance company separate accounts, processes all purchases and redemptions within the accounts, and provides other administrative and shareholder services for an administrative services fee of 0.20% of the Fund’s assets.

Note	5 – Unrealized Appreciation (Depreciation)

At June 30, 2007, the cost of investment securities for federal income tax purposes is $3,740,154. At June 30, 2007 the composition of gross unrealized appreciation (depreciation) of investment securities for tax purposes is as follows:

	Appreciation	Depreciation	Net App/Dep
Small-Cap Variable Series	$851,384	$(106,509)	$744,875

As of June 30, 2007, there were no differences between book and tax costs of investments.

Timothy Plan Notes to Financial Statements [19]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

Note	6 – Distributions to Shareholders

The tax character of distributions paid during 2005 and 2006 were as follows:

Small Cap Variable Series
2006
Ordinary Income	$0
Short-Term Capital Gains	124,569
Long-Term Capital Gains	705,795

$830,364

2005
Ordinary Income	$0
Long-Term Capital Gains	373,708

$373,708

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,701
Undistributed Long-Term Capital Gains	26,697
Unrealized Appreciation (Depreciation)	864,471

$892,869

Timothy Plan Notes to Financial Statements [20]

DISCLOSURES

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

BOARD ANNUAL APPROVAL/RENEWALS OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

Timothy Partners, Ltd; Investment Adviser to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 23, 2007. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2006. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that TPL currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that TPL had been subsidizing many of the Funds’ operations since their inception at significant expense to TPL, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under-performance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser’s past activities on monitoring the performance of the Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies proffered and executed. After careful discussion and consideration, the Board, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Advisory Agreement renewal.

Timothy Plan Disclosures [21]

DISCLOSURES

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

Awad Asset Management; Sub-Adviser for the Small-Cap Variable Fund.

The Sub-Advisory Agreement between the Trust, TPL and Awad Asset Management (“Awad”), on behalf of the Timothy Plan Small-Cap Variable Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2007. The Board considered the following factors in arriving at its conclusions to renew the Awad Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Awad in light of the services provided by Awad. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Awad and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Awad. In reaching that determination, the Board relied on reports describing the fees paid to Awad and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of Awad’s services to the Fund, including the investment performance of the Fund under Awad’s investment management. The Board generally approved of Awad’s performance, noting that the Fund managed by Awad invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Awad did not succumb to “style drift” in its management of the Fund’s assets, and that Awad was committed to maintain its investment mandate, even if that meant under-performance during periods when that style was out of favor. The Board noted with approval Awad’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Awad’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Awad Sub-Advisory Agreement because Awad was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Awad Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Awad Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Awad Sub-Advisory Agreement renewal.

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Disclosures [22]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

Note	1 – Significant Accounting Policies

The Timothy Plan Small-Cap Variable Series (the “Fund”) was organized as a diversified series of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and American Depositary Receipts (ADRs) while abiding by ethical standards established for investments by the Fund. The Fund is one of one series of funds currently authorized by the Board of Trustees (the “Board”). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.	Security Valuation.

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value as determined in good faith by the Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). Unlisted securities, or listed securities in which there were no sales, are valued at the closing bid. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board no less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund generally invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close. The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would hold securities that would need to be fair value priced.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Timothy Plan Notes to Financial Statements [17]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

B.	Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

C.	Net Asset Value Per Share.

Net asset per share of the capital stock of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D.	Federal Income Taxes.

It is the policy of the Fund to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund has evaluated its current tax positions and does not believe the adoption of FIN 48 has an impact on the financial statements.

E.	Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Expenses.

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

G.	Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Note	2 – Purchases and Sales of Securities

Purchases and sales of securities, other than short-term investments, aggregated $1,406,968 and $1,841,238 respectively, for the six months ended June 30, 2007.

Note	3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment adviser for the Fund pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 27, 2007. Under the terms

Timothy Plan Notes to Financial Statements [18]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. Under a separate investment sub-advisory agreement with TPL, Awad Asset Management serves as Sub-Adviser to the Fund. Under the terms of the sub-advisory agreement, TPL pays the Sub-Adviser. TPL has contractually agreed to reduce fees payable to it by the Fund and reimburse other expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 1.20% of average daily net assets through the life of the Fund. As a result, TPL has waived a portion of their fee and reimbursed the Fund for expenses in excess of the limit in the amount of $8,510 for the six months ended June 30, 2007. Any waiver or reimbursement by TPL is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitation. An officer and trustee of the Fund is also an officer of the Adviser.

TPL earned advisory fees of $22,245 for the six months ended June 30, 2007. The Fund owed $2,322 in advisory fees to TPL at June 30, 2007.

At December 31, 2006, the cumulative amounts available for reimbursement that have been paid and/or waived by the Adviser on behalf of the Fund are as follows:

Small-Cap Variable Series	$67,664

At December 31, 2006, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

	December 31,
	2006	2007	2008	2009
Small-Cap Variable Series	$17,225	$23,105	$24,326	$20,233

TPL has permanently waived the reimbursement of $17,225 in expenses due to the expiration of the repayment period. For the six months ended June 30, 2007, $8,510 may be subject to potential repayment by the Fund to TPL through December 31, 2010.

Note	4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2007, Annuity Investors Life Insurance Co. (“AILIC”) held for the benefit of others in aggregate, 100% of Small Cap Variable Series. The Trust and TPL have entered into a Participation Agreement with AILIC. Under the Participation Agreement, AILIC maintains the records related to the Fund’s shares in the insurance company separate accounts, processes all purchases and redemptions within the accounts, and provides other administrative and shareholder services for an administrative services fee of 0.20% of the Fund’s assets.

Note	5 – Unrealized Appreciation (Depreciation)

At June 30, 2007, the cost of investment securities for federal income tax purposes is $3,740,154. At June 30, 2007 the composition of gross unrealized appreciation (depreciation) of investment securities for tax purposes is as follows:

	Appreciation	Depreciation	Net App/Dep
Small-Cap Variable Series	$851,384	$(106,509)	$744,875

As of June 30, 2007, there were no differences between book and tax costs of investments.

Timothy Plan Notes to Financial Statements [19]

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

Note	6 – Distributions to Shareholders

The tax character of distributions paid during 2005 and 2006 were as follows:

Small Cap Variable Series
2006
Ordinary Income	$—
Short-Term Capital Gains	$124,569
Long-Term Capital Gains	705,795

$830,364

2005
Ordinary Income	$—
Long-Term Capital Gains	373,708

$373,708

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$1,701
Undistributed Long-Term Capital Gains	26,697
Unrealized Appreciation (Depreciation)	864,471

$892,869

Timothy Plan Notes to Financial Statements [20]

DISCLOSURES

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

BOARD ANNUAL APPROVAL/RENEWALS OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

Timothy Partners, Ltd; Investment Adviser to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 23, 2007. The Trust’s Board of Trustees considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2006. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that TPL currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that TPL had been subsidizing many of the Funds’ operations since their inception at significant expense to TPL, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under-performance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser’s past activities on monitoring the performance of the Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies proffered and executed. After careful discussion and consideration, the Board, including the independent Trustees who unanimously cast an affirmative vote, determined that the renewal of the Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Advisory Agreement renewal.

Timothy Plan Disclosures [21]

DISCLOSURES

June 30, 2007 (Unaudited)

SMALL CAP VARIABLE SERIES

Awad Asset Management; Sub-Adviser for the Small-Cap Variable Fund.

The Sub-Advisory Agreement between the Trust, TPL and Awad Asset Management (“Awad”), on behalf of the Timothy Plan Small-Cap Variable Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 23, 2007. The Board considered the following factors in arriving at its conclusions to renew the Awad Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Awad in light of the services provided by Awad. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Awad and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Awad. In reaching that determination, the Board relied on reports describing the fees paid to Awad and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of Awad’s services to the Fund, including the investment performance of the Fund under Awad’s investment management. The Board generally approved of Awad’s performance, noting that the Fund managed by Awad invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Awad did not succumb to “style drift” in its management of the Fund’s assets, and that Awad was committed to maintain its investment mandate, even if that meant under-performance during periods when that style was out of favor. The Board noted with approval Awad’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Awad’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Awad Sub-Advisory Agreement because Awad was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Awad Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Awad Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Awad Sub-Advisory Agreement renewal.

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Disclosures [22]

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Mathew D. Staver

David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISER

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Unified Fund Services, Inc.

431 N Pennsylvania St.

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7525

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

1055 Maitland Center Commons, #100

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd. Member FINRA.

Item 2.	Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.	Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4.	Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of August 23, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By
*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 8/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date 8/30/07

By
*	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer

Date 8/30/07